FT Vest U.S. Equity Quarterly 2.5 to 15 Buffer ETF Annual Total Returns	12 Months Ended
Dec. 31, 2025
FT Vest U.S. Equity Quarterly 2.5 to 15 Buffer ETF | FT Vest U.S. Equity Quarterly 2.5 to 15 Buffer ETF
Prospectus [Line Items]
Annual Return [Percent]	11.43%